Available-For-Sale Investments - Additional Information (Detail)	12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2009 CNY	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock USD ($)	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock CNY	Dec. 31, 2010 Five One Network Development Co Ltd Series C Preferred Stock CNY	Jul. 01, 2008 Five One Network Development Co Ltd Series C Preferred Stock	Sep. 13, 2009 Mobile Embedded Technology Inc Series A Preferred Stock	Dec. 31, 2011 Mobile Embedded Technology Inc Series A Preferred Stock USD ($)	Dec. 31, 2011 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Dec. 31, 2010 Mobile Embedded Technology Inc Series A Preferred Stock CNY	Sep. 13, 2009 Mobile Embedded Technology Inc Series A Preferred Stock Cash Consideration USD ($)	Sep. 13, 2009 Mobile Embedded Technology Inc Series A Preferred Stock Cash Consideration CNY
Purchase of redeemable convertible shares					18,508,208	5,000,000
Promissory Note		$ 5,000,000	34,312,761
Cash consideration paid for the redemption of Preferred Shares		45,809,524	314,370,245
Investment in subsidiary		53,376,501	335,946,356	374,838,369			8,087,952	50,904,762	48,464,292
Unrealized gains(loss) in fair value of investments		(3,319,196)	(20,890,689)	(14,467,019)			777,440	4,893,132	(73,032)
Accumulated unrealized holding gains(loss)		2,967,000	18,672,000	39,563,000			3,288,000	20,693,000	15,800,000
Payment for available-for-sale investments	34,157,500									$ 5,000,000	34,157,500